Share Capital	12 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 17 – Share Capital

(a)	Issued share capital

	September 30		September 30
	2011		2012
	Number of Shares	Amount	Number of Shares	Amount
Authorized:
Unlimited common shares with no par value

Issued:

Balance, beginning of period	17,085,727	$43,468	17,419,214	$46,149
Transfer from contributed surplus for stock
options exercised	-	572	-	211
Options exercised	183,487	939	77,432	292
Warrants exercised	150,000	1,170	-	-
Balance, end of period	17,419,214	$46,149	17,496,646	$46,652

(b)	Options to Employees and Directors

The Company has a stock option plan for certain employees, officers and directors. Options issued under the plan have vesting terms that vary depending on date granted and other factors. All stock options must be exercised over specified periods not to exceed five years from the date granted.

	September 30		September 30
	2011		2012
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Outstanding, beginning of year	1,019,322	$8.07	979,168	$9.42
Granted	155,000	12.96	325,000	5.88
Exercised	(183,487)	5.12	(77,432)	3.77
Expired	(10,000)	5.52	-	-
Forfeited	(1,667)	8.80	(7,500)	8.80
Outstanding, end of year	979,168	9.42	1,219,236	8.84
Exercisable, end of year	505,832	$6.84	662,573	$8.87

At September 30, 2012, the number outstanding, the weighted average remaining contractual life, the weighted average exercise price and the number of options exercisable are as follows:

Fiscal Year Granted	Number Outstanding	Weighted Average Remaining Term	Weighted Average Exercise Price	Number Exercisable
2008	162,834	4 mos.	$3.88	162,834
2009	169,733	18 mos.	6.66	169,733
2010	406,669	28 mos.	12.53	278,341
2011	155,000	45 mos.	12.96	51,665
2012	325,000	64 mos.	5.88	-
	1,219,236	35 mos.	$8.84	662,573

The fair value of common share options is estimated at the grant date using the Black-Scholes option pricing model based on the following weighted average assumptions:

	September 30	September 30
	2011	2012
Risk free interest rate	1.6%	1.3%
Expected life (years)	3	4
Expected volatility	39.0%	45.5%
Expected dividends	3.7%	5.3%

The weighted average grant-date fair value of options granted was estimated at $1.36 (September 30, 2011 - $2.72) per option.

The Company is authorized to issue an additional 1,790,735 equity share options under its existing stock option plan.

(b)	Options to Employees and Directors (continued)

A summary of the status of the Company's nonvested share options as of September 30, 2011, and the changes during the year ended September 30, 2012, is presented below:

	September 30		September 30
	2011		2012
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Nonvested, beginning of period	697,678	$9.48	473,336	$12.17
Granted	155,000	12.96	325,000	5.88
Vested	(377,675)	7.53	(239,173)	11.51
Forfeited	(1,667)	8.80	(2,500)	8.80
Nonvested, end of period	473,336	$12.17	556,663	$8.80

The pre-tax intrinsic value of options exercised during the year ended September 30, 2012, was $162 (September 30, 2011 - $1,593). The total fair value of options that vested during the year ended September 30, 2012, was $765 (September 30, 2011 - $1,053).

As at September 30, 2012, the aggregate intrinsic value of options outstanding was $296 (2011 - $1,610), while the aggregate intrinsic value of the options that are currently exercisable was $296 (2011 - $1,521).

As at September 30, 2012, there was $622 of total unrecognized compensation costs related to non-vested stock options. The Company expects to recognize this expense over a weighted average period of 2.2 years.

For the year ended September 30, 2012, the total cash received for stock options exercised totaled $292 ($939 and $1,725 respectively for the year ended September 30, 2011 and fifteen months ended September 30, 2010).

(c) Warrants to outside agents

	September 30		September 30
	2011		2012
	Number of Warrants	Weighted Average	Number of Warrants	Weighted Average
Balance, beginning of year	150,000	$7.80	nil	nil
Issued	nil	nil	nil	nil
Exercised	150,000	7.80	nil	nil
Expired	nil	nil	nil	nil
Balance, end of year	nil	nil	nil	nil
Exercisable for shares, end of year	nil	nil	nil	nil

On May 14, 2009, the Company entered into an agreement for the exclusive financing services of a financing agent. In consideration of providing these financial advisory and agency services, non-transferrable warrants up to a total of 150,000 common shares in the Company were issued at a strike price of $7.80 per share expiring on May 14, 2011. On April 26, 2011, the Company received $1,170 of proceeds related to the 150,000 warrants being exercised by the financing agent.